Loans Receivable - Reserve for Unfunded Loan Commitments and for Repurchase of Previously Sold Loans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Receivables [Abstract]
Reserve for unfunded commitment losses beginning balance	$ 4,844	$ 1,956	$ 4,664	$ 1,531	$ 1,956	$ 564	$ 564	$ 873
Provision for unfunded commitments	600	1,734	780	2,159	2,708	967	1,392	(309)
Ending reserve for unfunded commitment losses	5,444	3,690	5,444	3,690	4,664	1,531	1,956	564
Reserve for repurchased loans beginning balance	2,600	2,600	2,600	570	2,600
Provision for repurchased loans	(249)		(249)	2,030		570	2,600
Ending reserve for repurchased loans	$ 2,351	$ 2,600	$ 2,351	$ 2,600	$ 2,600	$ 570	$ 2,600